Share-based Option Plan - Summary of Changes in Stock Options (Detail) - Employee stock option [member]	12 Months Ended
	Dec. 31, 2018 BRL (R$) Option	Dec. 31, 2017 BRL (R$) Option
Disclosure of number and weighted average exercise price of share options [line items]
Number of options, Beginning balance | Option	16,250,687	10,877,982
Number of options, Granted | Option		10,023,977
Number of options, Cancelled | Option	(182,388)	(468,818)
Number of options, Exercised | Option	(4,877,470)	(4,182,454)
Number of options, Ending balance | Option	11,190,829	16,250,687
Number of options exercisable as of: | Option	2,572,640	4,788,718
Weighted average exercise price, Beginning balance | R$	R$ 11,690	R$ 8,380
Weighted average exercise price, Granted | R$		12,580
Weighted average exercise price, Cancelled | R$	18,480	8,190
Weighted average exercise price, Exercised | R$	8,570	5,610
Balance Weighted average exercise Weighted average exercise price, Ending balance | R$	12,550	11,690
Weighted average exercise price, Number of options exercisable as of: | R$	R$ 11,600	R$ 8,110